Deferred Government Grants (Details Textual) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2007 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Proceeds from Government Grants Received	$ 236	¥ 1.5	$ 3,496	¥ 21.6	$ 842	¥ 5.2
Deferred Government Grants Current And Noncurrent	5,932		8,024
Deferred Government Grants Current	1,202		530
Deferred Government Grants Noncurrent	4,730		7,494
Beijing Zhongguancun Development Group [Member] | Term Loan For Funding Vaccine Research Project [Member]
Deferred Government Grants Current And Noncurrent	358		$ 376
Proceeds from Issuance of Long-term Debt, Total	$ 1,934	¥ 12.0
Debt Instrument, Interest Rate, Stated Percentage	0.36%							0.36%
Fair Value Inputs, Discount Rate	6.90%	6.90%	6.90%	6.90%
Grants For Pandemic Influenza Vaccine [Member]
Proceeds from Government Grants Received | ¥							¥ 20.0
Deferred Government Grants Current And Noncurrent	$ 1,126		$ 1,466					¥ 7.3	¥ 9.1
Deferred Government Grants Current	278							1.8
Deferred Government Grants Noncurrent	848							5.5
Government Grant Recorded as Reduction to Depreciation Expenses	287		290		237
Grants received in 2009 for H1N1 [Member]
Proceeds from Government Grants Received	999	¥ 6.2
Deferred Government Grants Current And Noncurrent	467							3.0
Deferred Government Grants Current	137							0.8
Deferred Government Grants Noncurrent	330							2.2
Government Grant Recorded as Reduction to Depreciation Expenses	141		143		119
Grants received in 2013 for H5N1 [Member]
Deferred Government Grants Current And Noncurrent	61							0.4
Deferred Government Grants Current	15							0.1
Deferred Government Grants Noncurrent	46							0.3
Government Grant Recorded as Reduction to Depreciation Expenses	16		16		16
Grants For E V71 Vaccine Research And Development [Member]
Deferred Government Grants Current And Noncurrent	77							0.5
Government Grant Recorded As Reduction Of Cost Of Goods Sold	1,598	10.0
Grants For Research And Development And Purchase Of Equipment For Ev71 Vaccine Production [Member]
Proceeds from Government Grants Received	3,087	20.0
Deferred Government Grants Current	259							1.7
Deferred Government Grants Noncurrent	2,828							18.3
Other research projects [Member]
Deferred Government Grants Current And Noncurrent	756							4.9
Deferred Government Grants Current	78		81					0.5	0.5
Deferred Government Grants Noncurrent	678		642					¥ 4.4	¥ 4.0
Interest subsidy, Rental Fees Subsidy and Other Government Grants [Member]
Additional Income from Government Grants	$ 308	¥ 1.9	$ 24	¥ 0.1	$ 0